Investments in associates (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Basis of Consolidation

Cosan’s subsidiaries are listed below:

	December 31, 2018	December 31, 2017
Directly owned subsidiaries
Cosan Logística S.A.	72.50%	72.53%
Cosan S.A.	60.25%	58.21%
Interest of Cosan S.A. in its subsidiaries
Moove Lubricants Limited(vi)	100.00%	100.00%
Comgás(ii)	80.12%	79.87%
Cosan Biomassa S.A.(i)	100.00%	100.00%
Cosan Cayman II Limited	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Investimentos e Participações S.A.	100.00%	100.00%
Cosan Lubes Investments Limited(vi)	100.00%	100.00%
Airport Energy Limited(vi)	100.00%	100.00%
Airport Energy Services Limited(vi)	100.00%	100.00%
Wessesx Petroleum Limited(vi)	100.00%	100.00%
Stanbridge Group Limited(vi)	100.00%	100.00%
TTA(iii)	75.00%	—
Cosan Lubrificantes S.R.L(iii)	100.00%	—
LubrigrupoII(iii)	100.00%	—
Metrolube(iii)	100.00%	—
Cosan Lubrificantes e Especialidades S.A.	100.00%	100.00%
Cosan Luxembourg S.A.(i)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Cosan Paraguay S.A.	100.00%	100.00%
Cosan US. Inc.	100.00%	100.00%
Ilha Terminal Distribuição de Produtos Químicos	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.(i)	100.00%	100.00%
Zip Lube S.A.	100.00%	100.00%
Payly Soluções de Pagamento S.A.(iv)	100.00%	—
Rumo S.A.	1.71%	1.71%
Interest of Cosan Logística in its subsidiaries
Rumo S.A.	28.47%	28.47%
Logispot Armazéns Gerais S.A.	14.52%	14.52%
Elevações Portuárias S.A.	28.47%	28.47%
Rumo Luxembourg Sarl	28.47%	28.47%
Rumo Intermodal S.A.	28.47%	28.47%
Rumo Malha Oeste S.A.	28.47%	28.47%
Rumo Malha Paulista S.A.	28.47%	28.47%
Rumo Malha Sul S.A.	28.47%	28.47%
Rumo Malha Norte S.A.	28.40%	28.33%
Boswells S.A.	28.47%	28.47%
Brado Holding S.A.(v)	—	28.47%
ALL Serviços Ltda.(v)	—	28.47%
ALL Argentina S.A.	28.47%	28.47%
Paranaguá S.A.	28.47%	28.47%
ALL Armazéns Gerais Ltda.	28.47%	28.47%
Portofer Ltda.	28.47%	28.47%
Brado Logística e Participações S.A.	17.71%	17.71%
Brado Logística S.A.	17.71%	17.71%
ALL Mesopotâmica S.A.	20.09%	20.09%
ALL Central S.A.	20.94%	20.94%
Servicios de Inversión Logística Integrales S.A	28.47%	28.47%
PGT S.A.(v)	—	28.47%

i.

Management has concluded that there are no material uncertainties that cast doubt on the continuity of the subsidiaries. Although they had a combined amount of uncovered liabilities of R$ 75,275 as of December 31, 2018, no events or conditions were identified that individually or collectively could raise significant doubts related to their ability to maintain their operational continuity. The subsidiaries have the financial support of the Company.

ii.

As of June 30, 2018, the Company increased its interest, in Comgás to 80.12% due to the capital increase arising from the partial use of the goodwill tax benefit, according to Ordinary / Extraordinary General Meeting of April 25, 2018, of the subsidiary Comgás. As a consequence, a loss in shareholders’ equity was recognized in the total amount of R$ 7,888.

iii.	Acquisition of control / Company formation in the Moove segment as described in the note 1.

iv.	Subsidiary established on August 1, 2018 to start the new business “e-wallet.”

v.

As mentioned in Note 1, the merger of Brado Holding S.A., Rumo Malha Norte Holding Ltda. and Tezza Consultoria de Negócios Ltda. (“ALL Serviços Ltda.”) by “Rumo.” In addition, the incorporation of PGT S.A. by ALL Armazéns Gerais Ltda..

vi.

The United Kingdom’s withdrawal from the European Union is scheduled to become effective on March 29, 2019, but there is still uncertainty as to whether the withdrawal agreement reached with the European Union, or a variation thereof, will be approved by the United Kingdom parliament.

Summary of Information in Associates of Company and Company's Ownership

	Shares issued by the associate	Shares held by Cosan	Cosan ownership interest	Economic benefit (%)
Radar II Propriedades Agrícolas S.A.	81,440,221	24,920,708	51.00%	3.00%
Radar Propriedades Agrícolas S.A.	1,735,703	531,125	51.00%	2.51%
Tellus Brasil Participações S.A.	120,920,492	61,359,624	50.74%	5.00%
Usina Santa Luiza S.A.	28,553,200	9,516,782	33.33%	33.33%
Janus Brasil Participações S.A.	207,712,545	105,461,644	50.77%	5.00%
Novvi Limited Liability Company	1,011,000	202,200	20.00%	20.00%

	At January 1, 2018	Interest in earnings (losses) of subsidiaries	Other comprehensive income (losses)	Dividends	Increase/ reduction of capital	At December 31, 2018
Tellus Brasil Participações S.A.	98,723	5,618	—	(3,232)	—	101,109
Novvi Limited Liability Company	11,756	(524)	2,217	—	—	13,449
Janus Brasil Participações S.A.	51,426	9,142	—	(4,386)	37,639	93,821
Radar Propriedades Agrícolas S.A	57,532	2,528	202	(678)	—	59,584
Radar II Propriedades Agrícolas S.A	31,126	1,634	42	(566)	—	32,236
Usina Santa Luiza S.A.	4,389	22,987	—	—	1,833	29,209
Other	46,390	10,088	741	(8,108)	—	49,111

	301,342	51,473	3,202	(16,970)	39,472	378,519

	At January 1, 2017	Interest in earnings (losses) of subsidiaries	Other comprehensive income (losses)	Dividends	Increase/ reduction of capital	Assumption of assets and liabilities	At December 31, 2017
Tellus Brasil Participações S.A.	97,002	4,972	—	(3,251)	—	—	98,723
Novvi Limited Liability Company	18,838	(7,665)	583	—	—	—	11,756
Janus Brasil Participações S.A.	33,998	3,014	3,181	(1,840)	13,073	—	51,426
Radar Propriedades Agrícolas S.A	55,148	3,128	232	(976)	—	—	57,532
Radar II Propriedades Agrícolas S.A	30,537	1,704	46	(1,161)	—	—	31,126
Usina Santa Luiza S.A.	—	8,979	—	—	1,433	(6,023)	4,389
Other	51,424	3,030	—	(9,002)	—	938	46,390

	286,947	17,162	4,042	(16,230)	14,506	(5,085)	301,342

Summary of Financial Information of Associates

Financial information of associates:

	December 31, 2018				December 31, 2017
	Assets	Liabilities	Shareholders’ equity	Profit or (loss) in the year	Assets	Liabilities	Shareholders’ equity	Profit or (loss) in the year
Radar Propriedades Agrícolas S.A.	2,240,694	(302,946)	1,937,748	100,628	2,362,536	(63,915)	(2,298,621)	125,441
Radar II Propriedades Agrícolas S.A.	829,739	(18)	829,721	54,509	1,026,024	(53)	(1,025,971)	56,197
Novvi Limited Liability Company	81,729	(6,255)	75,474	11,750	42,739	(7,095)	(35,644)	(24,415)
Tellus Brasil Participações Ltda	172,895	(214,712)	(41,817)	(34,637)	2,029,201	(99,135)	(1,930,066)	97,044
Usina Santa Luiza S.A.	110,629	(22,993)	(87,636)	(74,467)	37,218	(24,050)	(13,168)	(5,625)
Janus Brasil Participações S.A.	1,981,825	(142,347)	1,839,478	133,134	1,753,327	(162,531)	(1,590,796)	116,357

Summary of Non-controlling Interests in Subsidiaries

	Shares issued by the subsidiary	Shares held by non-controlling shareholders	Non-controlling interest
Comgás	132,023,251	26,243,394	19.88%
Logispot Armazéns Gerais S.A.	2,040,816	1,000,000	49.00%
Rumo	1,559,015,898	1,088,431,798	69.82%
Brado Logística e Participações S.A.	12,962,963	4,897,407	37.78%
Rumo Malha Norte S.A.	1,189,412,363	5,709,179	0.48%
Cosan S.A.	407,904,353	156,000,696	38.24%
Cosan Logística	463,224,241	127,324,097	27.49%

The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling interests, before any intra-group elimination.

	At January 1, 2018	Interest in earnings (losses) of subsidiaries	Sales or purchase of interests	Other comprehensive income (losses)	Dividends	New standards adopted by Company	Business combination	Other	At December 31, 2018
Cosan S.A.	3,795,050	632,964	(448,538)	(17,456)	(216,702)	(3,381)	—	24,027	3,765,964
Cosan Logística	607,284	20,538	404	875	—	(77)	—	1,309	630,333
Comgás	850,595	250,774	12,287	(6,418)	(118,945)	(1,280)	—	345	987,358
Rumo	5,732,763	197,616	—	7,999	(2,742)	—	—	(6,485)	5,929,151
Logispot Armazéns Agrícolas S.A.	34,588	90	—	—	(22)	—	—	—	34,656
Other	376	5,750	—	(795)	(5,039)	—	7,199	—	7,491

	11,020,656	1,107,732	(435,847)	(15,795)	(343,450)	(4,738)	7,199	19,196	11,354,953

	At January 1, 2017	Interest in earnings (losses) of subsidiaries	Sales or purchase of interests	Other comprehensive income (losses)	Dividends	Capital increase	Other	At December 31, 2017
Cosan S.A.	3,343,719	499,455	148,465	66,612	(274,177)	—	10,976	3,795,050
Cosan Logística	424,784	(21,840)	(6,026)	124	—	209,786	456	607,284
Comgás	1,826,733	195,206	(753,019)	(3,130)	(428,603)	—	13,408	850,595
Rumo	4,105,962	(182,997)	(33,281)	999	(5,049)	1,843,176	3,953	5,732,763
Logispot Armazéns Agrícolas S.A.	36,088	(1,500)	—	—	—	—	—	34,588
Other	—	6,952	—	—	(19,395)	—	12,819	376

	9,737,286	495,276	(643,861)	64,605	(727,224)	2,052,962	41,612	11,020,656

Summary of Financial Statements

Summarized statement of financial position:

	Comgás		Cosan S.A.		Cosan Logística		Rumo
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Current
Assets	3,223,524	3,292,492	2,076,250	2,439,746	7,147	7,112	297,823	581,296
Liabilities	(1,915,211)	(3,126,675)	(927,622)	(1,074,408)	(1,806)	(3,625)	(365,275)	(585,226)

Net current assets	1,308,313	165,817	1,148,628	1,365,338	5,341	3,487	(67,452)	(3,930)
Non-current
Assets	8,836,357	9,104,142	16,190,848	14,154,927	2,286,503	2,207,520	10,928,252	10,239,474
Liabilities	(4,981,805)	(4,730,870)	(7,410,761)	(6,073,595)	—	—	(2,832,600)	(2,484,084)

Net non-current assets	3,854,552	4,373,272	8,780,087	8,081,332	2,286,503	2,207,520	8,095,652	7,755,390
Equity	5,162,865	4,539,089	9,928,715	9,446,670	2,291,844	2,211,007	8,028,200	7,751,460

Summarized statement of profit or loss and other comprehensive income:

	Cosan S.A.			Cosan Logística
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2018	December 31, 2017	December 31, 2016
Profit before taxes	1,662,663	1,606,191	754,717	74,643	(78,218)	(206,412)
Income tax expenses	(10,342)	(290,867)	357,425	—	(1,297)	(282)
Profit (loss) from discontinued operation	—	—	(76,057)	—	—	—
Profit for the year	1,652,321	1,315,324	1,036,085	74,643	(79,515)	(206,694)

Other comprehensive income (loss)	(40,348)	179,645	(111,232)	3,194	394	1,276

Total comprehensive income	1,611,973	1,494,969	924,853	77,837	(79,121)	(205,418)

Comprehensive income attributable to non-controlling interests	616,490	622,254	348,764	21,395	(21,707)	(56,515)
Dividends paid	(446,295)	(376,679)	(866,834)	—	—	—
	Comgás			Rumo
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2018	December 31, 2017	December 31, 2016
Net sales	6,840,011	5,537,857	5,657,246	645,088	734,840	40,759
Profit before taxes	1,799,963	795,629	1,312,517	285,887	(293,290)	(1,137,856)
Income tax expenses	(540,995)	(235,972)	(411,418)	(21,530)	32,483	74,626
Profit for the year	1,258,968	559,657	901,099	264,357	(260,807)	(1,063,230)

Other comprehensive income (loss)	(32,300)	(15,585)	(56,012)	11,182	1,383	4,746

Total comprehensive income	1,226,668	544,072	845,087	275,539	(259,424)	(1,058,484)

Comprehensive income attributable to non-controlling interests	243,835	109,501	315,555	192,368	(185,566)	(758,192)
Dividends paid	756,767	1,121,407	(1,369,456)	—	—	—

Summarized statements of cash flows:

	Cosan S.A.			Cosan Logística
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2018	December 31, 2017	December 31, 2016
Net cash generated by (used in) operating activities	1,114,880	98,643	(415,565)	(2,688)	(3,481)	(3,992)
Net cash generated by (used in) investing activities	1,097,236	1,126,170	2,032,424	382	(748,482)	(757,768)
Net cash provided by (used in) financing activities	(1,428,044)	(2,147,738)	(1,280,978)	2,584	753,853	587,915

Increase (decrease) in cash and cash equivalents	784,072	(922,925)	335,881	278	1,890	(173,845)
Cash and cash equivalents at the beginning of year	144,005	1,066,930	731,049	1,905	15	173,860

Effect of exchange rate fluctuations on cash held	—	—	—	—	—	—

Cash and cash equivalents at the end of year	928,077	144,005	1,066,930	2,183	1,905	15

	Comgás			Rumo
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2018	December 31, 2017	December 31, 2016
Net cash generated by (used in) operating activities	1,573,171	1,637,103	2,087,724	166,085	(529,337)	558,205
Net cash generated by (used in) investing activities	(1,121,605)	(634,776)	(637,013)	32,164	(1,434,807)	(761,601)
Net cash provided by (used in) financing activities	(1,576,470)	(1,383,142)	(1,310,018)	(198,584)	1,962,035	202,912

Increase (decrease) in cash and cash equivalents	(1,124,904)	(380,815)	140,693	(335)	(2,109)	(484)
Cash and cash equivalents at the beginning of year	1,727,520	2,108,336	1,967,643	930	3,039	3,523

Effect of exchange rate fluctuations on cash held	—	—	—	—	—	—

Cash and cash equivalents at the end of year	602,616	1,727,521	2,108,336	595	930	3,039